CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Cumulative Translation Adjustments	Total
Balance at Dec. 31, 2012		$ 215	$ 42,879	$ (555)	$ (17,195)	$ (234)	$ 25,110
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,271)		(1,271)
Currency translation adjustment						(57)	(57)
Reclassification of translation adjustment to discontinued operations						291	291
Employee stock purchase plan			9				9
Stock-based compensation			1,466				1,466
Employee purchases of restricted shares		4					4
Shares surrendered in payment of payroll taxes		(2)	(211)				(213)
Balance at Dec. 31, 2013		217	44,143	(555)	(18,466)		25,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(990)		(990)
Stock-based compensation			5				5
Balance at Dec. 31, 2014		217	44,148	(555)	(19,456)		24,354
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,216)		(1,216)
Stock-based compensation			24				24
Balance at Dec. 31, 2015		$ 217	$ 44,172	$ (555)	$ (20,672)		23,162
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(601)
Balance at Sep. 30, 2016							$ 22,696